Income Taxes - Reconciliation of the Differences (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
(Loss) Income before income tax		¥ 1,269,723	$ 184,674	¥ 1,433,265	¥ (68,896)
Income tax (benefit) expense computed at the PRC statutory tax rate of 25%		317,431	46,168	358,316	(17,224)
Effect of different tax rates in different jurisdictions		(192,671)	(28,023)	(119,565)	(18,988)
Effect of tax holiday and preferential tax rates		(61,434)	(8,935)	(80,671)	(20,969)
Research and development super-deduction		(90,521)	(13,166)	(50,223)	(54,081)
Non-taxable income	[1]	(46,031)	(6,695)	(188,139)	(6,484)
Non-deductible expenses	[2]	22,561	3,282	71,039	81,569
Effect of change in tax rate		1,176	171	7,279	5,009
Outside basis difference on investment		41,386	6,019	9,808	(2,847)
Withholding tax and others		55,712	8,103	18,149	10,962
Changes in valuation allowance		69,391	10,093	31,609	10,864
Income tax (benefits) expenses		¥ 117,000	$ 17,017	¥ 57,602	¥ (12,189)

[1]	Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments that are not subject to tax under the tax laws of different jurisdictions.
[2]	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.